Investment Objectives and Goals	Oct. 31, 2025
Defiance Leveraged Long + Income BMNR ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME BMNR ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income BMNR ETF (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective to seek current income.
Defiance Leveraged Long + Income SOFI ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME SOFI ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income SOFI ETF (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective to seek current income.